UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22807
Pathway Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)
10 East 40th Street, 42nd Floor
New York, NY 10016
(Address of principal executive offices)
M. Grier Eliasek
Chief Executive Officer
Pathway Energy Infrastructure Fund, Inc.
10 East 40th Street, 42nd Floor
New York, NY 10016
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 448-0702
Date of fiscal year end: June 30
Date of reporting period: September 30, 2014

Item 1. Schedule of Investments.

Pathway Energy Infrastructure Fund, Inc.
Schedule of Investments(1)
September 30, 2014
(unaudited)

Investment	Industry	Investment	Principal Amount	Amortized Cost	Fair Value	% of Net Assets
—	—	—	—	—	—	—
---------------------------------------------
(1) We are currently in our offering period, which commenced on September 2, 2014 but have not yet broken escrow and as of September 30, 2014, had not made any investments.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected or are reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3. Exhibits.
Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SEPTEMBER 30, 2014 N-Q                                                 2
PATHWAY ENERGY INFRASTRUCTURE FUND, INC.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PATHWAY ENERGY INFRASTRUCTURE FUND, INC.
By: /s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ M. Grier Eliasek
M. Grier Eliasek
Chief Executive Officer
Date: October 28, 2014

By: /s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer, Chief Compliance Officer
Treasurer and Secretary
Date: October 28, 2014